Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ 22,234	$ 48,346
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	37,144	60,687
Amortization and write-off of deferred financing cost	2,149	1,505
Amortization of deferred dry dock and special survey costs	1,294	146
Changes in operating assets and liabilities:
Net decrease in restricted cash	0	2
Decrease in accounts receivable	227	5,307
Decrease in prepaid expenses and other current assets	484	1,238
Decrease in other long term assets	7	5
Payments for dry dock and special survey costs	(8,830)	(2,735)
Increase/(decrease) in accounts payable	513	(124)
Increase/(decrease) in accrued expenses	617	(601)
(Decrease)/increase in deferred voyage revenue	(164)	159
Increase in amounts due to related parties	13,763	2,462
Net cash provided by operating activities	69,438	116,397
INVESTING ACTIVITIES:
Acquisition of vessels	(147,830)	(36,854)
Investment in affiliates	(472)	0
Loans receivable from affiliates	(346)	(303)
Release of restricted cash for vessel acquisitions	0	33,429
Net cash used in investing activities	(148,648)	(3,728)
FINANCING ACTIVITIES:
Cash distributions paid	(76,193)	(68,047)
Net proceeds from issuance of general partner units	1,528	2,233
Proceeds from issuance of common units, net of offering costs	72,090	104,499
Proceeds from long term debt	79,819	0
Net increase in restricted cash	(21,247)	0
Repayment of long-term debt and payment of principal	(48,695)	(3,184)
Debt issuance costs	(746)	0
Net cash provided by financing activities	6,556	35,501
(Decrease)/increase in cash and cash equivalents	(72,654)	148,170
Cash and cash equivalents, beginning of period	99,495	35,346
Cash and cash equivalents, end of period	26,841	183,516
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	12,917	12,683
Non-cash financing activities
Due to related parties	0	529
Acquisition of vessels	$ 0	$ (529)